iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited)
July 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  1 .2%
Aptiv PLC
(a)
............................. 43,768 $ 4,792,158
BorgWarner, Inc. ......................... 37,134 1,726,731
Gentex Corp. ........................... 37,805 1,269,492
Lear Corp. ............................. 9,472 1,465,887
Phinia, Inc.
(a)
............................ 7,422 210,562
QuantumScape Corp. , Class A
(a) (b)
............. 47,436 631,373
10,096,203
a
Automobiles  —  11 .5%
Ford Motor Co. .......................... 634,513 8,381,917
General Motors Co. ....................... 224,243 8,604,204
Harley-Davidson, Inc. ...................... 21,143 816,331
Lucid Group, Inc.
(a) (b)
....................... 120,118 914,098
Rivian Automotive, Inc. , Class A
(a) (b)
............. 83,575 2,310,013
Tesla, Inc.
(a) (b)
........................... 287,914 76,996,841
Thor Industries, Inc. ....................... 8,325 961,454
98,984,858
a
Broadline Retail  —  14 .8%
Amazon.com, Inc.
(a)
....................... 870,514 116,370,311
Coupang, Inc.
(a)
.......................... 177,082 3,214,038
eBay, Inc. .............................. 86,456 3,848,157
Etsy, Inc.
(a)
............................. 19,803 2,012,975
Kohl's Corp. ............................ 17,915 509,682
Macy's, Inc. ............................ 43,648 724,120
Nordstrom, Inc. .......................... 18,405 425,340
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 9,958 725,739
127,830,362
a
Commercial Services & Supplies  —  1 .1%
Copart, Inc.
(a)
........................... 69,352 6,130,023
Driven Brands Holdings, Inc.
(a)
................ 10,019 259,191
RB Global, Inc. .......................... 29,370 1,893,778
Rollins, Inc. ............................. 35,676 1,456,651
9,739,643
a
Consumer Staples Distribution & Retail  —  10 .6%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 21,522 1,427,124
Costco Wholesale Corp. .................... 62,745 35,179,239
Dollar General Corp. ...................... 35,417 5,980,515
Dollar Tree, Inc.
(a)
......................... 33,722 5,204,316
Target Corp. ............................ 74,383 10,151,048
Walmart, Inc. ............................ 207,594 33,185,977
91,128,219
a
Distributors  —  1 .0%
Genuine Parts Co. ........................ 22,688 3,532,975
LKQ Corp. ............................. 43,130 2,363,093
Pool Corp. ............................. 6,131 2,358,841
8,254,909
a
Diversified Consumer Services  —  0 .5%
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 9,266 899,080
Grand Canyon Education, Inc.
(a)
............... 4,898 531,678
H&R Block, Inc. .......................... 24,533 824,554
Mister Car Wash, Inc.
(a) (b)
.................... 12,070 119,855
Service Corp. International .................. 24,011 1,600,333
3,975,500
a
Entertainment  —  11 .2%
Activision Blizzard, Inc.
(a)
.................... 126,019 11,689,522
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 84,540 420,164
Electronic Arts, Inc. ....................... 44,293 6,039,351
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 3,832 246,321
Security Shares Value
a
Entertainment (continued)
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 31,305 $ 2,272,743
Live Nation Entertainment, Inc.
(a)
.............. 25,253 2,215,951
Madison Square Garden Sports Corp. , Class A ..... 3,024 643,356
Netflix, Inc.
(a)
............................ 70,173 30,803,842
Playtika Holding Corp.
(a)
.................... 3,843 45,885
ROBLOX Corp. , Class A
(a)
................... 74,305 2,916,471
Spotify Technology SA
(a)
.................... 22,630 3,381,148
Take-Two Interactive Software, Inc.
(a) (b)
.......... 26,675 4,079,675
Walt Disney Co. (The)
(a)
.................... 295,768 26,290,818
Warner Bros Discovery, Inc. , Series A
(a)
.......... 355,762 4,649,809
World Wrestling Entertainment, Inc. , Class A ...... 6,948 729,540
96,424,596
a
Ground Transportation  —  2 .1%
Avis Budget Group, Inc.
(a)
................... 3,300 726,957
Hertz Global Holdings, Inc.
(a) (b)
................ 21,725 366,066
Lyft, Inc. , Class A
(a)
........................ 49,480 628,891
Uber Technologies, Inc.
(a)
................... 313,667 15,513,970
U-Haul Holding Co. ....................... 1,477 89,890
U-Haul Holding Co. , Series N , NVS ............. 13,110 750,023
18,075,797
a
Hotels, Restaurants & Leisure  —  17 .4%
Airbnb, Inc. , Class A
(a)
...................... 65,550 9,976,055
Aramark ............................... 37,782 1,525,259
Booking Holdings, Inc.
(a)
.................... 5,995 17,809,946
Boyd Gaming Corp. ....................... 11,852 809,729
Caesars Entertainment, Inc.
(a)
................ 33,193 1,959,051
Carnival Corp.
(a)
.......................... 160,909 3,031,526
Chipotle Mexican Grill, Inc.
(a)
................. 4,444 8,720,372
Choice Hotels International, Inc.
(b)
.............. 4,907 641,590
Churchill Downs, Inc. ...................... 11,477 1,329,610
Darden Restaurants, Inc. ................... 19,505 3,294,785
Domino's Pizza, Inc. ....................... 5,708 2,264,592
DraftKings, Inc. , Class A
(a)
................... 67,741 2,152,809
Expedia Group, Inc.
(a)
...................... 23,263 2,850,415
Hilton Worldwide Holdings, Inc. ............... 41,564 6,462,786
Hyatt Hotels Corp. , Class A .................. 7,557 954,827
Las Vegas Sands Corp.
(a)
................... 53,555 3,203,125
Marriott International, Inc. , Class A ............. 40,803 8,234,453
Marriott Vacations Worldwide Corp. ............. 5,893 757,309
McDonald's Corp. ........................ 110,404 32,370,453
MGM Resorts International .................. 48,408 2,457,674
Norwegian Cruise Line Holdings Ltd.
(a)
........... 68,199 1,505,152
Penn Entertainment, Inc.
(a)
................... 24,651 648,075
Planet Fitness, Inc. , Class A
(a)
................ 13,746 928,405
Royal Caribbean Cruises Ltd.
(a)
............... 37,844 4,129,159
Starbucks Corp. .......................... 182,471 18,533,579
Texas Roadhouse, Inc. ..................... 10,815 1,206,413
Travel + Leisure Co. ....................... 11,981 487,986
Vail Resorts, Inc. ......................... 6,449 1,518,675
Wendy's Co. (The) ........................ 27,900 599,571
Wingstop, Inc. ........................... 4,860 819,299
Wyndham Hotels & Resorts, Inc. .............. 13,558 1,056,439
Wynn Resorts Ltd. ........................ 16,759 1,826,396
Yum! Brands, Inc. ........................ 45,325 6,239,893
150,305,408
a
Household Durables  —  3 .0%
DR Horton, Inc. .......................... 50,301 6,389,233
Garmin Ltd. ............................. 24,797 2,625,754
Leggett & Platt, Inc. ....................... 21,521 629,705
Lennar Corp. , Class A ...................... 40,210 5,099,834
Lennar Corp. , Class B ..................... 2,211 254,066

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
U.S. Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Household Durables (continued)
Newell Brands, Inc. ....................... 61,365 $ 684,833
NVR, Inc.
(a)
............................. 478 3,014,478
PulteGroup, Inc. ......................... 35,805 3,021,584
Tempur Sealy International, Inc. ............... 26,916 1,201,261
Toll Brothers, Inc. ......................... 17,808 1,430,517
Whirlpool Corp. .......................... 8,637 1,245,974
25,597,239
a
Interactive Media & Services  —  0 .0%
TripAdvisor, Inc.
(a)
........................ 17,911 334,040
a
Leisure Products  —  0 .6%
Hasbro, Inc. ............................ 21,106 1,362,603
Mattel, Inc.
(a)
............................ 56,794 1,209,712
Peloton Interactive, Inc. , Class A
(a)
............. 50,309 488,501
Polaris, Inc. ............................. 8,699 1,181,672
YETI Holdings, Inc.
(a)
...................... 13,989 595,932
4,838,420
a
Media  —  2 .4%
Fox Corp. , Class A , NVS .................... 47,209 1,579,141
Fox Corp. , Class B ........................ 21,677 680,875
Interpublic Group of Companies, Inc. (The) ....... 62,219 2,129,756
Liberty Media Corp.-Liberty SiriusXM , Series A
(a)
.... 11,986 379,956
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
24,713 786,615
New York Times Co. (The) , Class A ............. 26,147 1,065,752
News Corp. , Class A , NVS .................. 61,425 1,217,443
News Corp. , Class B ...................... 18,890 379,878
Nexstar Media Group, Inc. ................... 5,517 1,030,134
Omnicom Group, Inc. ...................... 31,919 2,700,986
Paramount Global , Class A
(b)
................. 1,664 32,049
Paramount Global , Class B , NVS .............. 93,070 1,491,912
Sirius XM Holdings, Inc.
(b)
................... 103,982 530,308
Trade Desk, Inc. (The) , Class A
(a)
.............. 71,242 6,501,545
20,506,350
a
Passenger Airlines  —  1 .6%
Alaska Air Group, Inc.
(a)
..................... 20,228 983,688
American Airlines Group, Inc.
(a)
................ 104,801 1,755,417
Delta Air Lines, Inc. ....................... 103,775 4,800,631
Southwest Airlines Co. ..................... 96,183 3,285,611
United Airlines Holdings, Inc.
(a)
................ 52,873 2,871,533
13,696,880
a
Personal Care Products  —  0 .8%
Coty, Inc. , Class A
(a)
....................... 58,113 699,681
Estee Lauder Companies, Inc. (The) , Class A ...... 37,179 6,692,220
7,391,901
a
Specialty Retail  —  15 .4%
Advance Auto Parts, Inc. .................... 9,584 712,954
AutoNation, Inc.
(a)
......................... 4,919 791,861
AutoZone, Inc.
(a)
......................... 2,975 7,383,117
Bath & Body Works, Inc. .................... 36,972 1,370,182
Best Buy Co., Inc. ........................ 31,441 2,611,175
Burlington Stores, Inc.
(a)
.................... 10,424 1,851,511
CarMax, Inc.
(a) (b)
.......................... 25,488 2,105,564
Dick's Sporting Goods, Inc. .................. 9,691 1,366,431
Five Below, Inc.
(a)
......................... 8,834 1,840,475
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 16,789 1,928,217
GameStop Corp. , Class A
(a) (b)
................. 43,208 959,218
Gap, Inc. (The) .......................... 31,352 322,926
Home Depot, Inc. (The) .................... 122,771 40,985,871
Lithia Motors, Inc. ........................ 4,359 1,353,600
Lowe's Companies, Inc. .................... 96,520 22,611,740
Murphy USA, Inc. ........................ 3,208 984,952
Security Shares Value
a
Specialty Retail (continued)
O'Reilly Automotive, Inc.
(a)
................... 9,873 $ 9,140,325
Penske Automotive Group, Inc.
(b)
.............. 3,246 523,969
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 13,266 108,251
RH
(a)
................................. 2,623 1,018,170
Ross Stores, Inc. ......................... 54,291 6,223,920
TJX Companies, Inc. (The) .................. 186,271 16,118,030
Tractor Supply Co. ........................ 17,715 3,967,983
Ulta Beauty, Inc.
(a)
........................ 8,088 3,597,542
Victoria's Secret & Co.
(a) (b)
................... 12,952 265,386
Wayfair, Inc. , Class A
(a) (b)
.................... 13,265 1,032,945
Williams-Sonoma, Inc. ..................... 10,581 1,466,950
132,643,265
a
Textiles, Apparel & Luxury Goods  —  4 .5%
Capri Holdings Ltd.
(a)
...................... 19,794 730,596
Carter's, Inc. ............................ 5,950 446,309
Columbia Sportswear Co. ................... 5,742 451,379
Crocs, Inc.
(a)
............................ 9,852 1,067,464
Deckers Outdoor Corp.
(a)
.................... 4,246 2,308,508
Lululemon Athletica, Inc.
(a)
................... 17,986 6,808,241
Nike, Inc. , Class B ........................ 192,329 21,231,198
PVH Corp. ............................. 10,070 902,675
Ralph Lauren Corp. , Class A ................. 6,559 861,393
Skechers USA, Inc. , Class A
(a)
................ 22,165 1,231,931
Tapestry, Inc. ............................ 38,072 1,642,807
Under Armour, Inc. , Class A
(a) (b)
............... 30,524 246,024
Under Armour, Inc. , Class C
(a)
................ 29,589 219,550
VF Corp. .............................. 56,401 1,117,304
39,265,379
a
Trading Companies & Distributors  —  0 .1%
SiteOne Landscape Supply, Inc.
(a)
.............. 7,165 1,218,050
a
Total Long-Term Investments — 99.8%
(Cost: $ 902,877,240 ) ................................ 860,307,019
a
Short-Term Securities
Money Market Funds  —  10 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.42%
(c) (d) (e)
...................... 88,285,225 88,302,881
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(c) (d)
............................ 1,121,532 1,121,532
a
Total Short-Term Securities — 10.4%
(Cost: $ 89,424,252 ) ................................. 89,424,413
Total Investments — 110.2%
(Cost: $ 992,301,492 ) ................................ 949,731,432
Liabilities in Excess of Other Assets — ( 10 .2 ) % .............. (88,135,451)
Net Assets — 100.0% ................................. $ 861,595,981
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2023
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 23,593,656  $ 64,719,345
(a)
$ —  $ (1,944) $ (8,176) $ 88,302,881  88,285,225  $ 175,081
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ..... 1,197,915  —  (76,383)
(a)
—  —  1,121,532  1,121,532  14,044  —
$ (1,944) $ (8,176)
$ 89,424,413
$ 189,125  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index ........................................... 2 09/15/23 $ 181 $ 11,782
E-Mini S&P Consumer Discretionary Select Sector Index ........................................... 4 09/15/23 707 50,911
E-Mini S&P MidCap 400 Index ............................................................. 1 09/15/23 274 2,248
$ 64,941

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
U.S. Consumer Discretionary ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 860,307,019  $ —  $ —  $ 860,307,019
Short-Term Securities
Money Market Funds ...................................... 89,424,413  —  —  89,424,413
$ 949,731,432  $ —  $ —  $ 949,731,432
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 64,941  $ —  $ —  $ 64,941
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)